(33) FINANCIAL INSTRUMENTS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Gain (Loss)	R$ 617,545	R$ (235,852)	R$ (1,399,988)
Gain (Loss) on Comprehensive Income	(1,753)
Interest Rate Variation [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (Loss)	(19,747)	1,446	243
Gain (Loss) on Comprehensive Income	0
Mark to Market [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (Loss)	13,135	8,960	33,465
Gain (Loss) on Comprehensive Income	272
Exchange Variation [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (Loss)	672,061	(169,714)	(1,689,544)
Gain (Loss) on Comprehensive Income	0
Mark to Market [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (Loss)	(47,904)	R$ (76,544)	R$ 255,849
Gain (Loss) on Comprehensive Income	R$ (2,025)